Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	3,000,000	3,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	1,318,969	107,698
Common stock, shares outstanding	1,318,918	107,647
Treasury stock	51	51
Series A-1 Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	22,280	22,280
Preferred stock, shares issued	22,280	0
Preferred stock, shares outstanding	22,280	0
Series B Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	1	1
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series B-2 Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	2,625	2,625
Preferred stock, shares issued	2,625	0
Preferred stock, shares outstanding	2,625	0
Series C Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	1	1
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0